Debt - Schedule of debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Total debt, net of deferred finance charges	$ 439,496	$ 67,440
Less: Current portion of long-term debt, net of deferred finance charges	(19,795)	(7,003)
Long-term debt, net of deferred finance charges	$ 419,701	$ 60,437